Business Combinations - Alithya IT Services Inc. (Details)	Apr. 01, 2021 shares
Alithya IT Services Inc. | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)	25,182,676